Related Party Transactions - Founder Shares (Details)					12 Months Ended
	Dec. 10, 2020 shares	Dec. 08, 2020 shares	Nov. 24, 2020 shares	Oct. 02, 2020 USD ($) shares	Dec. 31, 2021 D $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
Related Party Transaction [Line Items]
Common Stock, Shares, Issued					63,301,388	169,223,826
Common stock, outstanding					63,301,388	169,223,826
Class B Common Stock | Motive Capital Corp [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued					10,350,000		10,350,000	10,350,000
Common stock, outstanding	1,725,000				10,350,000		10,350,000	10,350,000
Sponsor | Class B Common Stock | Motive Capital Corp [Member]
Related Party Transaction [Line Items]
Consideration received | $				$ 25,000
Consideration received, shares				11,500,000
Number of shares surrender			2,875,000
Sponsor Transferred Founder Shares		30,000	30,000
Share dividend	1,725,000
Common stock, outstanding	10,350,000
Restrictions on transfer period of time after business combination completion					1 year
Sponsor | Class B Common Stock | Over-allotment option | Motive Capital Corp [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued					1,350,000
Common stock, outstanding					1,350,000
Shares subject to forfeiture					1,350,000
Shares no longer subject to forfeiture					0
Percentage of founder shares equal					20.00%
Founder Shares | Sponsor | Class B Common Stock | Motive Capital Corp [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days